AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.4%
Information Technology – 46.1%
Communications Equipment – 2.5%
Arista Networks, Inc.(a)	68,979	$6,418,496
Ciena Corp.(a)	62,567	4,978,456
Lumentum Holdings, Inc.(a)	40,282	2,833,033

		14,229,985

Electronic Equipment, Instruments & Components – 3.7%
Allegro MicroSystems, Inc.(a)	193,115	4,306,465
Amphenol Corp. - Class A	46,995	3,129,867
Celestica, Inc.(a)	50,948	5,453,983
Coherent Corp.(a)	74,313	5,587,594
Yaskawa Electric Corp.	103,900	2,780,641

		21,258,550

IT Services – 3.9%
EPAM Systems, Inc.(a)	30,918	6,373,437
MongoDB, Inc.(a)	11,869	3,174,127
Shopify, Inc. - Class A(a)	74,440	8,337,280
Snowflake, Inc. - Class A(a)	25,454	4,507,903

		22,392,747

Semiconductors & Semiconductor Equipment – 20.4%
Advantest Corp.	54,100	2,913,671
Analog Devices, Inc.	31,980	7,357,319
Applied Materials, Inc.	15,156	2,395,709
ARM Holdings PLC (ADR)(a)	27,306	3,595,927
ASM International NV(a)	8,264	4,410,730
Broadcom, Inc.	62,321	12,428,677
Disco Corp.	9,717	2,422,560
Infineon Technologies AG	158,097	5,838,588
Intel Corp.(a)	123,706	2,935,543
Lam Research Corp.	114,940	8,820,496
Lattice Semiconductor Corp.(a)	106,123	6,615,708
Marvell Technology, Inc.	25,024	2,297,704
MediaTek, Inc.	66,000	3,047,314
NVIDIA Corp.	156,104	19,500,512
NXP Semiconductors NV	25,387	5,473,183
Qorvo, Inc.(a)	72,979	5,304,843
Renesas Electronics Corp.	287,800	4,706,746
Silicon Laboratories, Inc.(a)	31,576	4,430,113
Taiwan Semiconductor Manufacturing Co., Ltd.	237,607	7,531,010
Teradyne, Inc.	22,281	2,447,791
Texas Instruments, Inc.	14,127	2,768,751

		117,242,895

Software – 15.6%
Adobe, Inc.(a)	7,270	3,188,331
Asana, Inc. - Class A(a)	123,619	2,379,666
Atlassian Corp. - Class A(a)	17,677	5,024,864
Cloudflare, Inc. - Class A(a)	26,054	3,785,646
Coinbase Global, Inc. - Class A(a)	10,619	2,289,669

Company	Shares	U.S. $ Value

Crowdstrike Holdings, Inc. - Class A(a)	13,938	$5,431,081
Fortinet, Inc.(a)	55,196	5,961,720
Gitlab, Inc. - Class A(a)	66,146	3,982,651
HubSpot, Inc.(a)	5,596	4,051,448
JFrog Ltd.(a)	83,219	3,058,298
Monday.com Ltd.(a)	20,569	6,104,262
Oracle Corp.	26,959	4,476,812
Palantir Technologies, Inc. - Class A(a)	75,914	6,446,617
Palo Alto Networks, Inc.(a)	14,947	2,846,357
Procore Technologies, Inc.(a)	42,131	3,221,758
Rubrik, Inc. - Class A(a)	43,528	2,834,543
SailPoint, Inc.(a)	141,503	3,396,072
Salesforce, Inc.	19,119	5,694,594
Samsara, Inc. - Class A(a)	55,199	2,631,888
SentinelOne, Inc. - Class A(a)	131,841	2,719,880
ServiceNow, Inc.(a)	3,080	2,863,661
Synopsys, Inc.(a)	11,100	5,075,808
Unity Software, Inc.(a)	69,853	1,791,031

		89,256,657

		264,380,834

Industrials – 18.4%
Aerospace & Defense – 3.2%
Hensoldt AG	81,910	4,459,510
Howmet Aerospace, Inc.	50,584	6,909,775
Rocket Lab USA, Inc.(a)	129,806	2,659,725
Rolls-Royce Holdings PLC	430,448	4,032,467

		18,061,477

Construction & Engineering – 1.3%
Quanta Services, Inc.	17,120	4,444,866
Valmont Industries, Inc.	8,682	3,024,548

		7,469,414

Electrical Equipment – 9.5%
ABB Ltd. (REG)	73,266	3,920,223
Bloom Energy Corp. - Class A(a)	114,702	2,755,142
BWX Technologies, Inc.	22,975	2,388,711
Eaton Corp. PLC	17,225	5,052,437
Emerson Electric Co.	48,205	5,862,210
GE Vernova, Inc.	22,518	7,547,583
Prysmian SpA	97,037	5,756,393
Rockwell Automation, Inc.	20,164	5,790,093
Schneider Electric SE(a)	21,259	5,172,487
Siemens Energy AG(a)	102,631	5,864,092
Vertiv Holdings Co. - Class A	46,191	4,395,998

		54,505,369

Industrial Conglomerates – 1.0%
Hitachi Ltd.	227,000	5,648,827

Company	Shares	U.S. $ Value

Machinery – 3.4%
Caterpillar, Inc.	10,724	$3,688,520
Harmonic Drive Systems, Inc.	226,900	6,956,289
Mitsubishi Heavy Industries Ltd.	319,500	4,212,791
Westinghouse Air Brake Technologies Corp.	24,721	4,582,284

		19,439,884

		105,124,971

Health Care – 11.6%
Health Care Equipment & Supplies – 6.0%
Abbott Laboratories	25,154	3,471,503
Boston Scientific Corp.(a)	81,530	8,461,999
Dexcom, Inc.(a)	40,024	3,536,921
Intuitive Surgical, Inc.(a)	17,219	9,869,070
Straumann Holding AG (REG)	22,504	3,044,182
Stryker Corp.	15,297	5,907,548

		34,291,223

Life Sciences Tools & Services – 3.7%
Lonza Group AG (REG)(a)	11,588	7,302,784
Repligen Corp.(a)	18,929	3,014,633
Thermo Fisher Scientific, Inc.	10,275	5,435,064
Waters Corp.(a)	15,478	5,840,468

		21,592,949

Pharmaceuticals – 1.9%
Bristol-Myers Squibb Co.	49,555	2,954,469
Eli Lilly & Co.	4,399	4,049,851
Novo Nordisk A/S - Class B	41,182	3,701,321

		10,705,641

		66,589,813

Consumer Discretionary – 9.4%
Automobiles – 2.6%
BYD Co., Ltd. - Class H	138,000	6,594,329
Tesla, Inc.(a)	28,080	8,226,878

		14,821,207

Broadline Retail – 3.9%
Alibaba Group Holding Ltd. - Class H	647,400	10,614,479
Amazon.com, Inc.(a)	55,770	11,838,856

		22,453,335

Hotels, Restaurants & Leisure – 2.1%
Booking Holdings, Inc.	1,182	5,928,924
DoorDash, Inc. - Class A(a)	31,529	6,256,615

		12,185,539

Household Durables – 0.8%
Sony Group Corp.	182,500	4,528,136

		53,988,217

Communication Services – 8.0%
Entertainment – 3.9%
Netflix, Inc.(a)	10,283	10,083,099

Company	Shares	U.S. $ Value

Sea Ltd. (ADR)(a)	34,620	$4,406,087
Spotify Technology SA(a)	12,425	7,554,524

		22,043,710

Interactive Media & Services – 4.1%
Alphabet, Inc. - Class A	19,727	3,359,114
Meta Platforms, Inc. - Class A	21,467	14,344,249
Reddit, Inc. - Class A(a)	35,393	5,725,880

		23,429,243

		45,472,953

Financials – 2.0%
Capital Markets – 1.6%
Robinhood Markets, Inc. - Class A(a)	179,573	8,996,608

Financial Services – 0.4%
Affirm Holdings, Inc.(a)	40,355	2,588,773

		11,585,381

Utilities – 2.0%
Electric Utilities – 0.5%
NextEra Energy, Inc.	45,346	3,181,929

Independent Power and Renewable Electricity Producers – 1.5%
Vistra Corp.	62,754	8,387,699

		11,569,628

Energy – 0.9%
Energy Equipment & Services – 0.9%
Baker Hughes Co.	111,717	4,981,461

Total Common Stocks (cost $491,749,184)		563,693,258

SHORT-TERM INVESTMENTS – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $11,087,956)	11,087,956	11,087,956

Total Investments – 100.3% (cost $502,837,140)(e)		574,781,214
Other assets less liabilities – (0.3)%		(1,554,241)

Net Assets – 100.0%		$573,226,973

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,112,915 and gross unrealized depreciation of investments was $(15,168,841), resulting in net unrealized appreciation of $71,944,074.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Active ETFs, Inc.

AB Disruptors ETF

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$563,693,258	$—	$—	$563,693,258
Short-Term Investments	11,087,956	—	—	11,087,956

Total Investments in Securities	574,781,214	—	—	574,781,214
Other Financial Instruments(b)	—	—	—	—

Total	$574,781,214	$—	$—	$574,781,214

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,655	$103,169	$98,736	$11,088	$112